Consolidated Statements of Comprehensive Loss (Parentheticals) (Related Party, USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Related Party
Commissions related party	$ 708,153	$ 750,533	$ 646,987
Vessels operating expenses related party	1,282,699	797,143	660,474
Dry-docking expenses related party	123,840	109,248	0
General and administrative expenses related party	5,775,899	7,670,556	3,304,116
Vessel sale & purchase commissions related party	745,000	0	0
Loss from contract cancellation related party	0	444,421	0
Interest income related party	$ 0	$ 504,326	$ 675,856